Financial risks - Disclosure of detailed information about foreign currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of Financial Risks [Line Items]
Cash	$ 90,548		$ 115,698		$ 302,524
Amounts receivable	11,700		14,691
Accounts payable and accrued liabilities	(6,825)		(30,049)
Revolving credit facility	$ (150,000)		$ (113,389)
Equivalent in CDN [Member]
Disclosure of Financial Risks [Line Items]
Net exposure in foreign currencies		$ 34,063		$ (28,453)
Amounts held in US dollars [Member]
Disclosure of Financial Risks [Line Items]
Cash		19,780		23,755
Amounts receivable		4,213		2,600
Other assets		1,194		1,319
Accounts payable and accrued liabilities		(37)		(117)
Revolving credit facility		0		(50,000)
Net exposure in foreign currencies		$ 25,150		$ (22,443)